Convertible Note - Schedule of Warrants Activity (Details) - shares		12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025
Schedule Of Warrants Activity Abstract
Number of shares, Balance of warrants outstanding		137,012	[1]	0
Number of shares, Grants of warrants on June 9, 2025	[1]			137,012
Weighted average life, Grants of warrants on June 9, 2025	[1]			5 years
Expiration dates, Grants of warrants on June 9, 2025	[1]			Jun. 09, 2030
Number of shares, Balance of warrants outstanding	[1]	912,413		137,012
Weighted average life, Balance of warrants outstanding	[1]	4 years 10 months 2 days		4 years 11 months 15 days
Number of shares, Grants of warrants on May 1, 2026	[1]	768,156
Weighted average life, Grants of warrants on May 1, 2026	[1]	5 years
Expiration dates, Grants of warrants on May 1, 2026	[1]	May 01, 2031
Number of shares, Grants of warrants on June 23, 2026	[1]	117,245
Weighted average life, Grants of warrants on June 23, 2026	[1]	5 years
Expiration dates, Grants of warrants on June 23, 2026	[1]	Jun. 23, 2031
Number of shares, Conversion of warrants	[1]	110,000

[1]	Retroactively restated for effect of 1-for-25 reverse stock splits on March 16,2026 and 1-for-4 reverse stock splits on October 30, 2026.